Fair value (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	R$ 654,194	R$ 568,354
Financial assets at fair value through other comprehensive income	106,303	130,039
Investment funds [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	37,103	26,570
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through other comprehensive income	103,319	127,531
Level 1 of fair value hierarchy [member] | Country Of Latin America [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through other comprehensive income	275
Level 1 of fair value hierarchy [member] | Investment funds [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	1,280	225
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through other comprehensive income	2,766	2,255
Level 2 of fair value hierarchy [member] | Investment funds [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	35,823	26,345
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through other comprehensive income	218	253
Financial Assets Designated As At Fair Value Through Profit And Loss [Member]
IfrsStatementLineItems [Line Items]
Financial Assets	667,740	643,142
Financial assets at fair value through profit or loss	561,437	513,103
Financial Assets Designated As At Fair Value Through Profit And Loss [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial Assets	535,394	523,741
Financial assets at fair value through profit or loss	432,075	396,210
Financial Assets Designated As At Fair Value Through Profit And Loss [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial Assets	130,188	117,030
Financial assets at fair value through profit or loss	127,422	114,775
Financial Assets Designated As At Fair Value Through Profit And Loss [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial Assets	2,158	2,371
Financial assets at fair value through profit or loss	1,940	2,118
Brazilian Government Securities [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	361,696	342,092
Financial assets at fair value through other comprehensive income	64,377	83,905
Brazilian Government Securities [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	358,886	333,539
Financial assets at fair value through other comprehensive income	64,377	83,672
Designated as fair value through profit or loss	43
Brazilian Government Securities [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	2,810	8,553
Financial assets at fair value through other comprehensive income		233
Government Securities – Other Countries [member] | Country Of Latin America [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	4,381	2,875
Financial assets at fair value through other comprehensive income	21,470	23,872
Government Securities – Other Countries [member] | Country Of Abroad [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	1,473	2,562
Financial assets at fair value through other comprehensive income	13,026	9,910
Government Securities – Other Countries [member] | Level 1 of fair value hierarchy [member] | Country Of Latin America [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	4,381	2,875
Financial assets at fair value through other comprehensive income	21,470	23,872
Government Securities – Other Countries [member] | Level 1 of fair value hierarchy [member] | Country Of Abroad [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	1,473	2,562
Financial assets at fair value through other comprehensive income	13,026	9,910
Corporates Debt Securities [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	155,172	137,653
Financial assets at fair value through other comprehensive income	7,430	12,352
Corporates Debt Securities [Member] | Equity investments [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	25,880	26,535
Financial assets at fair value through other comprehensive income	566	6,143
Corporates Debt Securities [Member] | Rural Product Note [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	941	4,203
Financial assets at fair value through other comprehensive income	126
Corporates Debt Securities [Member] | Bank Deposit Certificates [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	450	128
Financial assets at fair value through other comprehensive income	83	44
Corporates Debt Securities [Member] | Real Estate Receivables Certificates [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	1,654	1,591
Financial assets at fair value through other comprehensive income	57	67
Corporates Debt Securities [Member] | Debentures [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	87,142	76,548
Financial assets at fair value through other comprehensive income	1,498	1,773
Corporates Debt Securities [Member] | Eurobonds And Others [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	1,991	2,464
Financial assets at fair value through other comprehensive income	4,812	4,057
Corporates Debt Securities [Member] | Financial Credit Bills [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	33,071	22,552
Financial assets at fair value through other comprehensive income	53
Corporates Debt Securities [Member] | Promissory Notes [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	1,216	2,602
Corporates Debt Securities [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	2,827	1,030
Corporates Debt Securities [Member] | Other Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	1,612	1,351
Corporates Debt Securities [Member] | All Other Countries [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through other comprehensive income	235	268
Corporates Debt Securities [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	66,055	57,009
Financial assets at fair value through other comprehensive income	4,446	10,077
Corporates Debt Securities [Member] | Level 1 of fair value hierarchy [member] | Equity investments [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	7,659	9,089
Financial assets at fair value through other comprehensive income	509	5,900
Corporates Debt Securities [Member] | Level 1 of fair value hierarchy [member] | Real Estate Receivables Certificates [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	265	197
Corporates Debt Securities [Member] | Level 1 of fair value hierarchy [member] | Debentures [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	55,942	45,070
Financial assets at fair value through other comprehensive income	761	1,045
Corporates Debt Securities [Member] | Level 1 of fair value hierarchy [member] | Eurobonds And Others [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	1,968	2,459
Financial assets at fair value through other comprehensive income	3,162	3,061
Corporates Debt Securities [Member] | Level 1 of fair value hierarchy [member] | Other [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	221	194
Corporates Debt Securities [Member] | Level 1 of fair value hierarchy [member] | All Other Countries [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through other comprehensive income	14	71
Corporates Debt Securities [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	87,177	78,526
Financial assets at fair value through other comprehensive income	2,766	2,022
Corporates Debt Securities [Member] | Level 2 of fair value hierarchy [member] | Equity investments [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	18,115	17,375
Financial assets at fair value through other comprehensive income	57	50
Corporates Debt Securities [Member] | Level 2 of fair value hierarchy [member] | Rural Product Note [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	941	4,203
Financial assets at fair value through other comprehensive income	126
Corporates Debt Securities [Member] | Level 2 of fair value hierarchy [member] | Bank Deposit Certificates [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	450	128
Financial assets at fair value through other comprehensive income	83	44
Corporates Debt Securities [Member] | Level 2 of fair value hierarchy [member] | Real Estate Receivables Certificates [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	1,289	1,268
Financial assets at fair value through other comprehensive income	57	67
Corporates Debt Securities [Member] | Level 2 of fair value hierarchy [member] | Debentures [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	29,466	29,583
Financial assets at fair value through other comprehensive income	519	728
Corporates Debt Securities [Member] | Level 2 of fair value hierarchy [member] | Eurobonds And Others [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	23
Financial assets at fair value through other comprehensive income	1,650	936
Corporates Debt Securities [Member] | Level 2 of fair value hierarchy [member] | Financial Credit Bills [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	33,071	22,548
Financial assets at fair value through other comprehensive income	53
Corporates Debt Securities [Member] | Level 2 of fair value hierarchy [member] | Promissory Notes [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	1,216	2,585
Corporates Debt Securities [Member] | Level 2 of fair value hierarchy [member] | Other [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	2,606	836
Corporates Debt Securities [Member] | Level 2 of fair value hierarchy [member] | Other Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	1,612	1,351
Corporates Debt Securities [Member] | Level 2 of fair value hierarchy [member] | All Other Countries [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through other comprehensive income	221	197
Corporates Debt Securities [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	1,940	2,118
Financial assets at fair value through other comprehensive income	218	253
Corporates Debt Securities [Member] | Level 3 of fair value hierarchy [member] | Equity investments [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	106	71
Financial assets at fair value through other comprehensive income		193
Corporates Debt Securities [Member] | Level 3 of fair value hierarchy [member] | Real Estate Receivables Certificates [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	100	126
Corporates Debt Securities [Member] | Level 3 of fair value hierarchy [member] | Debentures [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	1,734	1,895
Financial assets at fair value through other comprehensive income	218
Corporates Debt Securities [Member] | Level 3 of fair value hierarchy [member] | Eurobonds And Others [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss		5
Financial assets at fair value through other comprehensive income		60
Corporates Debt Securities [Member] | Level 3 of fair value hierarchy [member] | Financial Credit Bills [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss		4
Corporates Debt Securities [Member] | Level 3 of fair value hierarchy [member] | Promissory Notes [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss		17
Designated Fair Value Profit Or Loss [Member]
IfrsStatementLineItems [Line Items]
Designated as fair value through profit or loss	318
Designated as fair value through profit or loss	43
Designated as fair value through profit or loss	2,345
Designated Fair Value Profit Or Loss [Member] | Country Of Latin America [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through other comprehensive income	275
Designated Fair Value Profit Or Loss [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Designated as fair value through profit or loss	318
Designated as fair value through profit or loss	2,345
Financial Liability At Fair Value Through Profit Or Loss [Member] | All Other Countries [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value through profit or loss	(862)	(856)
Financial Liability At Fair Value Through Profit Or Loss [Member] | Structured Note [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value through profit or loss	(318)	(296)
Financial Liability At Fair Value Through Profit Or Loss [Member] | Others Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value through profit or loss	(544)	(560)
Financial Liability At Fair Value Through Profit Or Loss [Member] | Level 2 of fair value hierarchy [member] | All Other Countries [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value through profit or loss	(862)	(856)
Financial Liability At Fair Value Through Profit Or Loss [Member] | Level 2 of fair value hierarchy [member] | Structured Note [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value through profit or loss	(318)	(296)
Financial Liability At Fair Value Through Profit Or Loss [Member] | Level 2 of fair value hierarchy [member] | Others Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value through profit or loss	R$ (544)	R$ (560)